Rights of use of assets	12 Months Ended
Jun. 30, 2022
13. Rights of use of assets

13. Rights of use of assets

Below is the composition of the rights of use of the Group´s assets as of June 30, 2022 and June 30, 2021:

	06.30.2022	06.30.2021
Farmland	5,399	5,482
Offices, shopping malls and other rental properties	17	18
Machinery and equipment	77	102
Others	1,303	1,379
Right of use assets	6,796	6,981

Non-current	6,796	6,981
Total	6,796	6,981

Changes in the Group´s rights of use during the fiscal year ended June 30, 2022 and June 30, 2021, were as follows:

	06.30.2022	06.30.2021
Beginning of the year	6,981	54,009
Additions	2,170	4,282
Disposals	-	(138)
Previsions	-	(125)
Depreciation charges	(2,231)	(2,881)
Currency translation adjustment	(650)	(6,574)
Deconsolidation	-	(42,394)
Valorization	526	802
End of the year	6,796	6,981

Depreciation charge for rights of use is detailed below:

	06.30.2022	06.30.2021
Farmland	2,037	2,645
Offices, shopping malls and other rental properties	1	2
Machinery and equipment	54	57
Others	139	177
Depreciation charge of right of use assets (i)	2,231	2,881

(i)	Includes charge charged to the result of discontinued operations for ARS 112 as of June 30, 2021.

Other charges to income related to rights of use were as follows:

	06.30.2022	06.30.2021
Lease liabilities interest	292	421
Results from short-term leases	(67)	(102)
Results from variable leases not recognized as lease liabilities	(423)	(638)

 The average discount rate and the term of liability for lease recognized as of June 30, 2022 are detailed below:

Agricultural business		Urban properties and investment business
Average discount rate	Maturity date	Average discount rate	Maturity date
5.8%	2022-2050	10.61%	2023-2041